SAFE Agreements and Fair Value Measurements (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 18, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
SAFE Agreements and Fair Value Measurements [Line Items]
Investors for proceeds totaling		$ 8,480,217		$ 8,461,465	$ 4,221,965
Stated discount rates				67.00%
Post-money valuation cap		$ 30,000,000		$ 30,000,000
Converted shares of common stock (in Shares)	12,210,718	2,909,057
Fair value change notes		$ 17,368,415
Fair value of the common stock closing per share (in Dollars per share)		$ 14
Additional SAFE agreements				4,239,500	2,120,000
Fair value of the SAFE agreements		$ (17,368,415)	$ (13,462,710)	$ (14,492,176)	(263,239)
Minimum [Member]
SAFE Agreements and Fair Value Measurements [Line Items]
Stated discount rates		67.00%		67.00%
Maximum [Member]
SAFE Agreements and Fair Value Measurements [Line Items]
Stated discount rates		80.00%		80.00%
SAFE Agreements [Member]
SAFE Agreements and Fair Value Measurements [Line Items]
Fair value of the SAFE agreements				$ 14,492,176	$ 263,239